Revenue (Details) - Schedule of Revenue	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Schedule of Revenue [Line Items]
Revenue	€ 1,147,492	$ 1,147,492	€ 162,407	€ 420,167
Sponsorships [Member]
Schedule of Revenue [Line Items]
Revenue	745,452
Player transfers [Member]
Schedule of Revenue [Line Items]
Revenue	122,159
Ticketing [Member]
Schedule of Revenue [Line Items]
Revenue	174,247
Youth League [Member]
Schedule of Revenue [Line Items]
Revenue	54,690
Store [Member]
Schedule of Revenue [Line Items]
Revenue	9,848
Others [Member]
Schedule of Revenue [Line Items]
Revenue	41,096
Consulting revenue [Member]
Schedule of Revenue [Line Items]
Revenue			€ 162,407	€ 420,167